Cover	Apr. 14, 2026
Document Information Line Items
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 14, 2026
Entity File Number	000-56113
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	91-1495764
Entity Address Address Line 1	10501 Wayzata Blvd South
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Minnetonka
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55305
City Area Code	307
Local Phone Number	274-3055
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	BTBDW
Security Exchange Name	NASDAQ